Income taxes (Details) - Schedule of change in the total valuation allowance for deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of change in the total valuation allowance for deferred tax assets [Abstract]
Opening balance January 1,	$ 5,124	$ 535
Utilization during the year	(99)
Increases during the year	4,985	4,589	535
Closing balance December 31,	$ 10,010	$ 5,124	$ 535